Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Portfolio seeks preservation of capital, daily liquidity and maximum current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the expenses that you may pay if you buy and hold Administrative Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial and non-financial corporations. The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Portfolio's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.

The Portfolio may also invest in U.S. dollar-denominated foreign securities and money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• Bank Obligations. The activities of U.S. and most foreign banks are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. In addition, banks may be particularly susceptible to certain economic factors.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Portfolio's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	9/30/07	1.32%
Low Quarter	12/31/11	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Shareholder Administration Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
Annual Return 2005	rr_AnnualReturn2005	3.07%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	5.21%
Annual Return 2008	rr_AnnualReturn2008	2.72%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004

[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or reimburse the Portfolio's Administrative Class so that Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when it deems such action is appropriate.